Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Line Items]
Summary of Lessee, Operating Lease, Liability, Maturity
The following table summarizes lease payment obligations for each of the next five years and thereafter as follows:

	Lease Payment Obligations at December 31,
	2025	2024
	(In thousands)
One year or less	$4,658	$4,666
After one year to two years	3,850	4,232
After two years to three years	3,283	3,272
After three years to four years	2,296	2,809
After four years to five years	1,149	1,899
Thereafter	2,953	2,742

Total undiscounted cash flows	18,189	19,620
Discount on cash flows	(1,666)	(1,796)

Total lease liability	$16,523	$17,824

Northfield Bancorp, Inc. [Member]
Leases [Line Items]
Summary of Lease, Cost
Supplemental lease information at or for the years ended December 31, 2025, 2024, and 2023 is as follows (dollars in thousands):

	At or for the Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023
Operating lease cost	$5,859	$5,846	$6,037
Variable lease cost	4,122	3,776	3,844

Net lease cost	$9,981	$9,622	$9,881

Cash paid for amounts included in measurement of operating lease liabilities	$6,437	$6,406	$6,487

Right-of-use assets obtained in exchange for new operating lease liabilities	$2,786	$2,227	$645

Weighted average remaining lease term (in years)	10.58 years	10.80 years	11.09 years
Weighted average discount rate	3.75%	3.69%	3.60%